Quarterly Report
September 30, 2023
MFS®  Global Real
Estate Portfolio
MFS® Variable Insurance Trust III
VRE-Q3

Portfolio of Investments
9/30/23 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 97.1%
Brokerage & Asset Managers – 0.7%
Brookfield Asset Management Ltd.	32,558	$1,084,907
Construction – 6.6%
American Homes 4 Rent, “A”, REIT	87,637	$2,952,490
AvalonBay Communities, Inc., REIT	19,728	3,388,087
Essex Property Trust, Inc., REIT	16,632	3,527,481
		$9,868,058
Engineering - Construction – 3.0%
Corporacion Inmobiliaria Vesta S.A.B. de C.V.	804,683	$2,654,496
Prologis Property Mexico S.A. de C.V., REIT	526,433	1,810,911
		$4,465,407
Forest & Paper Products – 4.2%
Rayonier, Inc., REIT	115,290	$3,281,154
Weyerhaeuser Co., REIT	97,673	2,994,654
		$6,275,808
Medical & Health Technology & Services – 3.6%
Encompass Health Corp.	40,384	$2,712,189
Universal Health Services, Inc.	21,568	2,711,745
		$5,423,934
Network & Telecom – 5.9%
Equinix, Inc., REIT	12,163	$8,833,500
Printing & Publishing – 0.8%
Lamar Advertising Co., REIT	13,510	$1,127,680
Real Estate – 68.1%
Alexandria Real Estate Equities, Inc., REIT	27,642	$2,766,964
Big Yellow Group PLC, REIT	209,943	2,394,539
Boston Properties, Inc., REIT	23,432	1,393,735
Brixmor Property Group, Inc., REIT	132,905	2,761,766
Canadian Apartment Properties, REIT	55,342	1,836,788
CapitaLand India Trusts IEU, REIT	1,521,824	1,168,921
CapitaLand Investment Ltd.	1,594,500	3,615,911
CubeSmart, REIT	57,549	2,194,343
Douglas Emmett, Inc., REIT	55,740	711,242
Embassy Office Parks, REIT	7,228	26,165
Equity Lifestyle Properties, Inc., REIT	72,018	4,588,267
Extra Space Storage, Inc., REIT	34,923	4,245,938
Farmland Partners, Inc., REIT	64,376	660,498
Federal Realty Investment Trust, REIT	28,503	2,583,227
Goodman Group, REIT	372,709	5,140,133
Grainger PLC	1,236,359	3,523,813
Granite REIT	59,976	3,182,824
Heiwa Real Estate Co. Ltd.	36,800	980,086
Japan Logistics Fund, Inc., REIT	975	1,891,411
Japan Metropolitan Fund Investment Corp., REIT	1,926	1,250,147
KATITAS Co. Ltd.	168,700	2,458,703
LEG Immobilien SE (a)	12,784	883,128
Mitsui Fudosan Co. Ltd.	179,900	3,965,408
National Storage, REIT	1,747,666	2,449,583
NNN REIT, Inc.	83,491	2,950,572
Nomura Real Estate Holdings	45,400	1,140,165

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Real Estate – continued
Parkway Real Estate LLC, REIT	396,800	$1,071,099
Phillips Edison & Co., REIT	86,359	2,896,481
Prologis, Inc., REIT	121,865	13,674,472
Region RE Ltd., REIT	30,210	39,236
Rexford Industrial Realty, Inc., REIT	49,120	2,424,072
Rural Funds Group, REIT	314,324	356,697
SEGRO PLC, REIT	303,094	2,643,984
Shaftesbury Capital PLC, REIT	2,195,665	3,058,634
Shurgard Self Storage Ltd., REIT	57,406	2,273,877
Simon Property Group, Inc., REIT	6,884	743,679
Sino Land Co. Ltd.	1,274,613	1,437,224
Star Asia Investment Corp., REIT	2,794	1,082,525
Sun Communities, Inc., REIT	31,042	3,673,510
Swire Properties Ltd.	559,000	1,166,405
Unite Group PLC, REIT	183,064	1,994,576
Urban Edge Properties, REIT	28,919	441,304
Vonovia SE, REIT	91,878	2,215,718
		$101,957,770
Telecommunications - Wireless – 3.1%
Cellnex Telecom S.A.	65,490	$2,277,179
SBA Communications Corp., REIT	12,085	2,419,055
		$4,696,234
Telephone Services – 1.1%
Helios Towers PLC (a)	1,909,740	$1,700,080
Total Common Stocks		$145,433,378
Investment Companies (h) – 2.5%
Money Market Funds – 2.5%
MFS Institutional Money Market Portfolio, 5.4% (v)	3,730,990	$3,731,736

Other Assets, Less Liabilities – 0.4%		525,536
Net Assets – 100.0%		$149,690,650
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $3,731,736 and $145,433,378, respectively.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
IEU	International Equity Unit
REIT	Real Estate Investment Trust
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
9/30/23 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other

Supplemental Information (unaudited) – continued
significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of September 30, 2023 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$82,658,105	$—	$—	$82,658,105
United Kingdom	3,523,813	11,791,813	—	15,315,626
Japan	12,768,445	—	—	12,768,445
Australia	7,985,649	—	—	7,985,649
Canada	6,104,519	—	—	6,104,519
Singapore	5,855,931	—	—	5,855,931
Mexico	4,465,407	—	—	4,465,407
Germany	3,098,846	—	—	3,098,846
Hong Kong	2,603,629	—	—	2,603,629
Other Countries	26,165	4,551,056	—	4,577,221
Mutual Funds	3,731,736	—	—	3,731,736
Total	$132,822,245	$16,342,869	$—	$149,165,114
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$3,669,400	$19,572,762	$19,510,509	$114	$(31)	$3,731,736
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$117,076	$—
(3) Issuer Country Weightings
Issuer country weighting percentages of portfolio holdings based on net assets, as of September 30, 2023, are as follows:
United States	58.1%
United Kingdom	10.2%
Japan	8.5%
Australia	5.3%
Canada	4.1%
Singapore	3.9%
Mexico	3.0%
Germany	2.1%
Hong Kong	1.7%
Other Countries	3.1%
4